Shareholders' (deficit) / equity - Conversion of Class B Shares (Details) - EUR (€) € in Thousands	1 Months Ended	6 Months Ended
	Feb. 28, 2023	Jun. 30, 2023
Shareholders' Equity
Shares converted		350,000
Class A shares
Shareholders' Equity
Shares converted	350,000
Class B shares
Shareholders' Equity
Shares converted	350,000
Class C shares
Shareholders' Equity
Shares converted	350,000	350,000
Consideration transferred	€ 0
Increase in treasury share reserve due to conversion and buyback	84,000